Virtus Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—95.0%
Alabama—0.6%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$1,500	$1,798
Arizona—3.5%
Salt River Project Agricultural Improvement & Power District Revenue
5.000%, 1/1/26	500	592
5.000%, 1/1/27	2,000	2,437
5.000%, 1/1/28	1,000	1,247
5.000%, 1/1/30	1,750	2,326
5.000%, 12/1/32	3,020	3,541
		10,143

California—15.4%
California County Tobacco Securitization Agency Revenue
5.000%, 6/1/24	100	114
5.000%, 6/1/25	200	236
5.000%, 6/1/27	100	125
5.000%, 6/1/28	100	127
California State Public Works Board
5.000%, 8/1/26	4,310	5,001
5.000%, 2/1/27	3,000	3,625
5.000%, 8/1/27	4,000	4,745
5.000%, 2/1/30	2,000	2,556
5.000%, 2/1/31	2,000	2,595
5.000%, 8/1/34	2,750	3,443
5.000%, 8/1/35	1,500	1,873
California, State of,
General Obligation 5.000%, 12/1/27	2,650	3,367
General Obligation 5.000%, 4/1/37	4,000	4,529
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/33	1,940	2,411
Port of Oakland 5.000%, 5/1/27	2,750	3,368
University of California
5.000%, 5/15/26	1,000	1,161
5.000%, 5/15/27	2,000	2,381
5.000%, 5/15/29	2,000	2,479
		44,136

Colorado—2.6%
E-470 Public Highway Authority
5.000%, 9/1/26	550	671
5.000%, 9/1/40	1,500	1,678
Pueblo County School District No. 70,
(State AID Withholding Insured) 4.000%, 12/1/27	1,000	1,205
(State AID Withholding Insured) 4.000%, 12/1/28	1,340	1,639
Regional Transportation District
Sales Tax Revenue 5.000%, 1/15/27	900	1,088
	Par Value	Value

Colorado—continued
Sales Tax Revenue 5.000%, 7/15/27	$1,025	$1,251
		7,532

Connecticut—1.3%
Connecticut, State of, General Obligation 4.000%, 1/15/29	1,350	1,626
State of Connecticut Special Tax Revenue
5.000%, 5/1/25	825	970
5.000%, 5/1/26	1,000	1,212
		3,808

District of Columbia—1.2%
District of Columbia, General Obligation 5.000%, 6/1/31	2,825	3,469
Florida—2.1%
Florida, State of, 5.000%, 7/1/29	4,465	5,873
Georgia—0.4%
Atlanta, City of, Department of Aviation Revenue 5.000%, 1/1/28	1,000	1,121
Hawaii—0.1%
Hawaii, State of,
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	65
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	172
		237

Illinois—3.9%
Chicago O’Hare International Airport Revenue,
Senior Lien 5.000%, 1/1/26	2,300	2,738
Senior Lien 5.000%, 1/1/29	1,595	2,029
Senior Lien 5.000%, 1/1/30	1,500	1,935
Senior Lien 4.000%, 1/1/35	1,000	1,170
Illinois Finance Authority Revenue 5.000%, 7/1/28	2,605	3,232
		11,104

Maryland—4.0%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	3,193
Maryland, State of, General Obligation 5.000%, 3/15/31	3,500	4,410
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,721
		11,324

See Notes to Schedule of Investments

Virtus Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Minnesota—3.6%
Edina Independent School District No. 273, General Obligation (SD CRED PROG Insured) 5.000%, 2/1/30	$4,700	$5,484
Minnesota, State of, General Obligation 5.000%, 8/1/29	4,000	4,740
		10,224

New Jersey—1.3%
Gloucester County Improvement Authority (The)
(BAM Insured) 5.000%, 7/1/37	1,200	1,517
(BAM Insured) 4.000%, 7/1/38	550	639
New Jersey, State of, Sales Tax Revenue 5.000%, 6/1/29	1,250	1,598
		3,754

New York—11.5%
Monroe County Industrial Development Corp.
5.000%, 12/1/26	700	849
5.000%, 12/1/27	1,200	1,489
5.000%, 12/1/29	725	928
5.000%, 12/1/30	500	648
New York, City of,
General Obligation 5.000%, 8/1/26	1,000	1,222
5.000%, 6/1/44	3,000	3,522
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 2/1/30	6,400	6,650
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 5.000%, 2/1/28	4,000	4,509
New York City Water & Sewer System Revenue
5.000%, 6/15/29	2,050	2,577
5.000%, 6/15/31	3,500	4,738
New York State Dormitory Authority, Sales Tax Revenue 5.000%, 3/15/28	2,500	2,829
Port Authority of New York & New Jersey Revenue 5.000%, 10/15/28	2,500	3,121
		33,082

North Carolina—0.9%
County of Mecklenburg, General Obligation 5.000%, 3/1/28	2,000	2,569
North Dakota—1.2%
North Dakota Public Finance Authority Revenue 5.000%, 10/1/28	3,000	3,469
Ohio—3.2%
Ohio, State of, General Obligation 5.000%, 6/15/32	7,735	9,295
Oklahoma—0.7%
Oklahoma Water Resources Board
5.000%, 4/1/28	850	1,089
	Par Value	Value

Oklahoma—continued
5.000%, 4/1/30	$600	$798
		1,887

Oregon—1.2%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,232
Portland, Port of, Airport Revenue
5.000%, 7/1/26	750	904
5.000%, 7/1/30	1,000	1,189
		3,325

Pennsylvania—1.5%
Pennsylvania Higher Educational Facilities Authority
5.000%, 8/15/28	650	780
5.000%, 8/15/29	600	731
4.000%, 8/15/36	1,250	1,425
4.000%, 8/15/40	1,180	1,328
		4,264

Tennessee—2.6%
Shelby County, 5.000%, 4/1/30	1,375	1,831
Tennessee, State of,
General Obligation 5.000%, 8/1/28	1,595	1,897
General Obligation 5.000%, 9/1/30	3,005	3,768
		7,496

Texas—15.7%
Austin, City of, General Obligation 5.000%, 9/1/28	1,150	1,485
Brazosport Independent School District
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	1,400	1,746
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,380
Central Texas Regional Mobility Authority Revenue
5.000%, 1/1/25	950	1,077
5.000%, 1/1/27	1,075	1,268
5.000%, 1/1/30	500	645
5.000%, 1/1/31	500	655
4.000%, 1/1/40	600	697
Senior Lien 5.000%, 1/1/29	500	636
Senior Lien 5.000%, 1/1/30	1,300	1,677
Senior Lien 5.000%, 1/1/32	1,200	1,532
Senior Lien 5.000%, 1/1/35	500	631
Senior Lien 4.000%, 1/1/36	500	588
Senior Lien 4.000%, 1/1/37	1,250	1,452
Comal Independent School District
General Obligation (PSF-GTD Insured) 5.000%, 2/1/26	1,000	1,210

See Notes to Schedule of Investments

Virtus Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Texas—continued
General Obligation (PSF-GTD Insured) 5.000%, 2/1/29	$1,250	$1,628
Cypress-Fairbanks Independent School District
General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	1,500	1,873
General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,500	1,916
Dallas, City of, Fort Worth International Airport Revenue, 5.000%, 11/1/26	1,000	1,226
Dallas, City of, Waterworks & Sewer System Revenue 5.000%, 10/1/31	6,845	8,372
Fort Worth, City of, General Obligation 5.000%, 3/1/26	1,510	1,828
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Revenue 4.500%, 6/1/30	1,040	1,313
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	634
Northwest Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	2,600	3,058
San Antonio, City of, Electric & Gas Systems Revenue 5.000%, 2/1/26	1,000	1,208
Texas Water Development Board Revenue 5.000%, 4/15/26	900	1,098
Texas, State of, General Obligation 5.000%, 8/1/27	2,540	2,920
Wichita Falls Independent School District (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,225
		44,978

Virginia—2.9%
County of Fairfax, General Obligation (State AID Withholding Insured) 5.000%, 10/1/28	1,000	1,307
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	5,700
Virginia Public Building Authority Revenue 5.000%, 8/1/28	1,000	1,291
		8,298

Washington—8.9%
Energy Northwest Revenue
5.000%, 7/1/33	1,570	1,935
5.000%, 7/1/34	8,000	9,353
University of Washington
5.000%, 4/1/27	700	878
5.000%, 4/1/28	2,000	2,570
5.000%, 4/1/29	1,750	2,294
Washington, State of,
General Obligation 5.000%, 8/1/29	2,045	2,552
General Obligation 5.000%, 2/1/30	5,000	5,990
		25,572

	Par Value	Value

Wisconsin—4.7%
Milwaukee, City of, General Obligation 5.000%, 4/1/28	$3,185	$4,009
Public Finance Authority
5.000%, 6/1/27	300	372
5.000%, 6/1/28	500	632
5.000%, 6/1/29	700	900
5.000%, 6/1/30	1,000	1,306
Wisconsin, State of,
General Obligation 5.000%, 5/1/26	1,000	1,222
General Obligation 5.000%, 5/1/27	2,000	2,510
General Obligation 5.000%, 5/1/29	1,000	1,311
General Obligation 5.000%, 5/1/30	1,000	1,336
		13,598

Total Municipal Bonds (Identified Cost $264,927)		272,356

Total Long-Term Investments—95.0% (Identified Cost $264,927)		272,356

	Shares
Short-Term Investment—13.4%
Money Market Mutual Fund—13.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	38,582,432	38,582
Total Short-Term Investment (Identified Cost $38,582)		38,582

TOTAL INVESTMENTS—108.4% (Identified Cost $303,509)		$310,938
Other assets and liabilities, net—(8.4)%		(24,146)
NET ASSETS—100.0%		$286,792

Abbreviations:
BAM	Build America Municipal Insured
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At March 31, 2021, 9.9% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

Virtus Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$272,356	$—	$272,356
Money Market Mutual Fund	38,582	38,582	—
Total Investments	$310,938	$38,582	$272,356
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Schedule of Investments

VIRTUS SEIX INVESTMENT GRADE TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.